Exhibit 99.1

	Check if Registered	Name of Originator
Name of Issuing Entity			Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2015-7		Citi	807	42,355,222.53	100.00%	-	-	0.00%	3	342,505.86	0.81%	4	569,369.06	1.34%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-6		HUD	1,481	301,542,495.74	100.00%	6	1,127,873.20	0.37%	1	237,764.85	0.08%	25	4,561,319.09	1.51%	-	-	0.00%	21	3,350,378.14	1.11%	-	-	0.00%
2016-9		25 Capital	185	45,508,328.81	100.00%	2	516,996.60	1.14%	1	254,031.42	0.56%	-	-	0.00%	-	-	0.00%	1	262,965.18	0.58%	-	-	0.00%
2016-12		BofA	1393	245,422,991.75	100.00%	11	1,064,512.40	0.43%	6	590,874.28	0.24%	5	384,827.20	0.16%	-	-	0.00%	1	179,826.81	0.07%	1	31,831.86	0.01%
2017-1		BANA	1,425	220,530,700.50	100.00%	6	760,634.63	0.34%	4	399,351.81	0.18%	2	361,282.82	0.16%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			5,291	855,359,739.33	100.00%	25	3,470,016.83	0.41%	15	1,824,528.22	0.21%	36	5,876,798.17	0.69%	0	-	0.00%	23	3,793,170.13	0.44%	1	31,831.86	0.00%